Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal	$ 3,449,611	$ 6,730,132
Less unamortized discount and debt issuance costs	(31,906)	(90,586)
Total debt	3,417,705	6,639,546
Less current portion	(800,897)	(998,591)
Long-term portion	2,616,808	5,640,955
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal	592,657	592,657
Norwegian Kroner-denominated Bonds due through October 2021
Debt Instrument [Line Items]
Total principal	377,856	628,257
U.S. Dollar-denominated Term Loans due through 2031
Debt Instrument [Line Items]
Total principal	1,358,798	3,702,997
U.S. Dollar Bonds due through 2024
Debt Instrument [Line Items]
Total principal	0	466,680
Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Total principal	232,957	219,733
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Total principal	10,000	0
Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal	$ 877,343	$ 1,119,808